S000004355 [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended	282 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
S&P North American Expanded Technology Software Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	23.84%	17.01%	18.96%
S&P Total Market Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[2]	23.87%	13.78%	12.48%
iShares Expanded Tech-Software Sector ETF
Prospectus [Line Items]
Average Annual Return, Percent		23.40%	16.66%	18.59%
Performance Inception Date					Jul. 10, 2001
iShares Expanded Tech-Software Sector ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		23.40%	16.63%	18.53%
iShares Expanded Tech-Software Sector ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		13.85%	13.50%	16.01%

[1]	Index returns through December 23, 2018 reflect the performance of the S&P North American Technology Software Index. Index returns beginning on December 24, 2018 reflect the performance of the S&P North American Expanded Technology Software Index, which, effective as of December 24, 2018, replaced the S&P North American Technology Software Index as the Underlying Index of the Fund.
[2]	The Fund has added this broad-based index in response to new regulatory requirements.